LEASING - Lease Expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation and amortisation	SFr 129.9	SFr 129.7	SFr 128.0
Interest expense	61.3	69.8	67.9
Short-term lease expense	3.1	2.4	3.2
Total lease expense	194.3	201.9	199.1
Network
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation and amortisation	94.0	101.4	99.3
Land, buildings and other
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation and amortisation	SFr 35.9	SFr 28.3	SFr 28.7